March 2, 2006


BY EDGAR

Michael Clampitt, Esq.
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20002

         Re:  Bexil Corporation
              Preliminary Proxy Statement
              File No. 1-12233

Dear Mr. Clampitt:

     Reference is made to your comment letter, dated February 9, 2006 to our client, Bexil Corporation (the "Company"), relating to the subject preliminary proxy statement (the "Comment Letter"). Set forth below are the comments contained in the Comment Letter followed by our response thereto:

         1. Please provide the staff with the Chapman and Empire prepared boardbooks used for the York sale.

         We are responding to this comment in accordance with discussions with the SEC staff.

         Cover Page

         2. Revise the indented section to disclose the purchase price.

We have revised the Notice of Special Meeting and the cover page of the Proxy Statement to disclose the approximate purchase price.

Summary - Sale of York Shares

3. Revise the bullet to disclose the number of MacArthur shares to be sold and the number to be contributed.

We have revised the bullet to state the methodology for determining the number of shares of York common stock owned by MacArthur that will be sold to York Buyer and the number that will be contributed to Holdings. We have also added a new question and answer thereto in the "General Information" section entitled "How does the consideration being paid to Bexil under the Bexil Purchase Agreement for the sale of the York Shares compare to the consideration to be paid to MacArthur?" As part of the answer to such question we again explain the methodology for determining the number of shares of York common stock owned by MacArthur that will to be sold to York Buyer and the number that will be contributed to Holdings.


General Information, page 2

4. Expand the answer to the third question on why the board approved the sale to state a substantive reason why the board believes it is in the best interest of Bexil and its stockholders to sell the York shares.

The answer to the third question has been expanded to state the reason why the Board believes it is in the best interest of Bexil and its stockholders to sell the York shares.

5. Revise the directors' and officers' interests answer to state the short answer, "yes," first. Also revise to disclose the aggregate dollar amount of the special dividend to be received. Also include disclosure of the special dividend on page 6 in the last paragraph before the section, "Sale of York Shares," and on page 7 in the third to last paragraph.

The directors' and officers' interests answer has been revised to state the short answer, "yes," first. In addition, information concerning the proposed special dividend has been added to such answer as well as in the disclosure in the last paragraph before the section, "Sale of York Shares," and in the paragraph under the "Sale of the York Shares" subsection entitled "Factors that our Stockholders Should Consider" under the subheading "Two of our directors and all of our executive officers have interests that are different from, or in addition to, those of our stockholders generally."

6. Revise the answer to the last question on page 2 to disclose Bexil's tax basis in York and the Company's effective tax rate or approximate the tax liability resulting from the sale.

The answer to the last question on page 2 has been revised to disclose Bexil's tax basis in York and Bexil's effective tax rate.

7. Revise to add a question and answer as to what steps the Company took to find buyers other than Odyssey and why those steps were or were not taken.

The following question and the answer thereto were added in the "General Information" section: "What steps were taken by Bexil to find other potential purchasers for the York Shares or other transactions to enable Bexil to realize the maximum value for the York Shares?"

8. Revise to add a question and answer regarding how many MacArthur shares are being sold, how many are being contributed and the comparison of net price per share being paid to both Bexil and MacArthur.

The following question and the answer thereto were added in the "General Information" section: "How does the consideration being paid to Bexil under the Bexil Purchase Agreement for the sale of the York Shares compare to the consideration to be paid to MacArthur for his shares of York under the MacArthur Purchase Agreement?"

Other Information, page 3

9. Revise to add a question and answer regarding whether any employees of York are also employed or receive compensation from Bexil or are affiliated in any way with the Officers and Directors of Bexil.

The following question and the answer thereto were added in the "General Information" section: "Are any employees of York employed by Bexil or do any employees of York receive compensation from Bexil?"

10. We note proxies may be used to vote upon a proposal to adjourn or postpone the special meeting so that additional proxies may be solicited. Discretionary authority is unavailable when a procedural action is intended to be taken with respect to a substantive matter for which a proxy is solicited. See Rule l4a-4. The postponement or adjournment of a meeting to solicit additional proxies does not constitute a matter incidental to the conduct of the meeting. Consequently, the use of discretionary voting authority to postpone or adjourn the meeting to solicit additional proxies is a substantive proposal for which proxies must be independently solicited. Revise the disclosure and provide another voting box on the proxy card so that shareholders may decide whether to grant a proxy to vote in favor of postponement or adjournment for the solicitation of additional proxies.

An additional proposal has been added to the proxy material, including the Notice of Special Meeting, the cover page of the Proxy Statement, the "General Information" section and the form of proxy card, regarding the adjournment of the special meeting so that additional proxies may be solicited.

11. Revise to add a question and answer regarding abstentions and broker non-votes and how they will be voted for adjournment. In addition, clarify that proxies received that vote no or abstain will be voted, against adjournment.

The answer to the question "How may I vote if my shares are held in "street name?" in the "Other Information" section has been revised to cover the effect of a stockholder not giving instructions regarding voting on the adjournment matter. In addition, the following question and the answer thereto has been added to the "Other Information" section: "What is the effect if I abstain from voting on the Proposal or the adjournment of the Special Meeting?"

12. Add a question and answer regarding what Bexil will do with the proceeds from the York sale.

The following question and the answer thereto has been added to the "General Information" section: "What will Bexil do with the net proceeds of the sale of the York Shares if the Bexil Purchase Agreement is consummated?"

13. Add a question and answer regarding the nature of Bexil's business, and any expected changes to its business or operations, following the York sale.

The following question and the answer thereto has been added to the "General Information" section: "What will Bexil do with the net proceeds of the sale of the York Shares if the Bexil Purchase Agreement is consummated?"

14. Add questions and answers regarding' such issues as whether or not the Company will revert to an Investment Company and the implications, including on the stock price, and the expected impact on Bexil's stock price from the sale of its ownership in York and the relationship between Bexil's stock price and its 50% ownership of York.

The following two questions and the answers thereto have been added to the "General Information" section:

         1. "What will be the effect on the price of Bexil's common stock if the Bexil Purchase Agreement is consummated?"

         2. "Will Bexil revert to being an investment company if the sale of the York Shares is consummated?"

Sale of the York Shares -- Factors that Our Stockholders Should Consider, page 6
--------------------------------------------------------------------------------

15. Revise the third to last paragraph on page 8 to add a cross-reference to a more complete discussion of the "actions contemplated by the MacArthur Purchase
Agreement, which include various conditions ...."

The disclosure in the section entitled "The obligation of York Buyer to consummate the Bexil Purchase Agreement is conditioned upon, among other things, the closing of the MacArthur Purchase Agreement, the closing of which is in turn conditioned upon certain matters not within our control, including that the Buyer Parties shall have obtained debt financing sufficient to pay the purchase price under the Bexil Purchase Agreement and MacArthur Purchase Agreement" has been revised to eliminate references to "transactions contemplated by" the MacArthur Purchase Agreement. With these changes we believe that the cross-reference referred to in the comment is not necessary.

16. Revise the first bullet on page 8 to briefly describe the MacArthur purchase price formula.

The bullet has been revised to state that the per share price for the shares of York to be sold under the MacArthur Purchase Agreement will be approximately the same as for the shares to be sold under the Bexil Purchase Agreement. We believe that a more detailed description of the MacArthur purchase price formula will not materially contribute to an understanding of it by the Bexil stockholders.

The Purchaser, page 8

17. Revise to disclose if there are any affiliations by, among or between the officers, directors, or owners or Odyssey, Bexil or York or their affiliates. If so, summarize those herein.

The section entitled "The Purchaser" has been revised to disclose such affiliations and to indicate that the information given about the ownership of York Insurance Holdings, Inc. is as of the date of the proxy statement.

Use of Proceeds from the Sale, page 8

18. Revise to disclose that the proceeds will be reduced by the $2.8 million in bonuses as well as the federal and state taxes that will be due and provide an estimate of those amounts. Quantify the expected dollar value of the remaining net proceeds.

The subsection under "Sale of the York Shares" entitled "Use of Proceeds from the Sale" has been revised to state the requested information.

Opinion of Empire Valuation Consultants. LLC, page 13

19. Please disclose that the advisor has reviewed and consented to the use of its opinion in the proxy statement. In this regard, the advisor should amend his opinion included as Exhibit C to clarify that, it consents to the inclusion the summary of its opinion in the proxy statement.

The section entitled "Opinion of Empire Valuation Consultants, LLC" has been revised to state that Empire has reviewed Exhibit C as well as the summary of its opinion set forth in the proxy statement and has consented to the inclusion of its opinion and the summary of such opinion in the proxy statement. In addition, Empire has revised its opinion accordingly and such revised opinion has been substituted as Exhibit C to the proxy statement.

Exhibit E

Independent Auditors' Report, page 1

20. We note inclusion of the Independent Auditors Report dual-dated February 11, 2005 and January 20, 2006 of York Insurance Services Group, Inc. Please amend this exhibit to have the Independent Auditors Report comply with PCAOB Auditing Standard No. 1.

In accordance with a telephone communication we received from Mr. John Spitz of your staff, we understand that the staff of the Commission has reconsidered this comment and that the referenced amendment is not required to be made.

Form 10-KSB/A filed June 20, 2005 - General

   21. Please revise to include audited financial statements of your 50% investment in York Insurance Services Group, Inc. as this investment is significant to your financial statements. We only note inclusion of summarized condensed consolidated financial information for this investment, presented in
Note 8 of your filing.

We are contemporaneously herewith filing an amendment to Bexil's Annual Report on Form 10-KSB for the year ended December 31, 2004 to add to Item 7 thereof the audited financial statements of York Insurance Services Group, Inc. for the years ended December 31, 2004 and 2003 in addition to retaining the audited financial statements of Bexil as of December 31, 2004 and for the years ended December 31, 2004 and 2003 which were originally included in Item 7.

Notes to Financial Statements
Note 1. Summary of Significant Accounting Policies, page 21

22. We note discussion of your 50% limited partnership interest in York Insurance Services Group, Inc. Please tell us how you considered paragraph 5 of FIN 46(R) in determining whether you have a variable interest entity that would require consolidation.

As to the first sentence in comment 22, Bexil's ownership interest in York is not a 50% limited partnership interest, but rather a 50% equity interest in York's common stock.

FIN 46 (R), paragraph 5, describes the conditions for consolidation of a variable interest entity ("VIE"). To determine if York was required to be assessed for VIE status, the conditions and definitions in paragraph 4h. and Appendix C of FIN 46 (R) were reviewed.

We determined that York met the definition of a "business" as defined in Appendix C. Appendix C defines a business as containing all of the inputs and processes necessary for it to conduct normal operations, which include the ability to sustain a revenue stream by providing outputs to customers. The inputs considered for York were its approximately 500 employees, proprietary software, computer equipment, and intangible assets. The processes in place for York were its organization of affiliates and divisions that serve as third party administrators and independent adjusters to insurance carriers, self insureds, public entities, brokers, and other intermediaries. York maintains a nationwide network of branch and affiliated offices. York also has a defined management reporting structure. The outputs of York considered were its services to its customers, many under long-term contracts, through which York generates its revenue.

Further under paragraph 4h an entity may still be deemed a VIE if one or more of four conditions exist. We determined that none of the four conditions were applicable. They are as follows:

1. 4h(1) The reporting enterprise, its related parties, or both participated significantly in the design or redesign of the entity. However, this condition does not apply if the entity is an operating joint venture under joint control of the reporting enterprise and one or more independent parties or a franchisee.

We believe that York does not meet this condition because neither Bexil nor its related parties participated significantly in the design or redesign of York.

2. 4h(2) The entity is designed so that substantially all of its activities either involve or are conducted on behalf of the reporting enterprise and its related parties. We believe that York does not meet this condition because substantially none of York's activities involve or are conducted on behalf of Bexil or its affiliates.

3. 4h(3) The reporting enterprise and its related parties provide more than half of the total of the equity, subordinated debt, and other subordinated financial support to the entity based on an analysis of the fair values of the interests in the entity.

We believe that York does not meet this condition because Bexil owns 50% of the common stock of York, not more than 50%.

4. 4h(4) The activities of the entity are primarily related to securitizations or other forms of asset-backed financings or single-lessee leasing arrangements.

We believe that York does not meet this condition because York's activities are not primarily related to securitizations or other forms of asset-backed financings or single-lessee leasing arrangements.

We therefore have concluded that York is not a VIE under paragraph 4h.of FIN 46
(R), and as such would not be consolidated with Bexil.

Form 10-QSB filed July 11, 2005
Item 3. Controls and Procedures, page 16

23. You disclose that in connection with the preparation of your 2004 Annual Report on Form 10-KSB/A you determined deficiencies within your disclosure controls and procedures including internal control over financial reporting existed. Please tell us how you concluded in Item 8A of your 2004 Form 10-KSB/A that these deficiencies did not reflect a material weakness in your disclosure controls and procedures and call into question your assertions on the effectiveness of your disclosure controls or procedures as of the period end.

The amendment to our Annual Report on Form 10-KSB for the fiscal year ended December 31, 2004 we are filing also restates Item 8A to state in part that in connection with the preparation of such report management determined that specified deficiencies within its disclosure controls and procedures including internal control over financial reporting existed as of December 31, 2004.

24. If you determine that these deficiencies existed as of December 31, 2004, please restate Item 8A of your Form 10-KSB/A to properly reflect your assessment of internal controls over financial reporting and your identified material weakness as of this date. Also, include updated certifications required by the Sarbanes-Oxley Act of 2002 and an updated consent from your independent accountants.

The amendment to our Annual Report on Form 10-KSB for the fiscal year ended December 31, 2004 we are filing includes as exhibits to the report updated certifications required by the Sarbanes-Oxley Act of 2002 and a revised consent from Deloitte & Touche. We do not believe that a consent from Tait & Weller was required to be filed as an exhibit to our Annual Report on Form 10-KSB and therefore an updated consent from Tait & Weller is not being filed with the amendment.

In accordance with your request, on behalf of the Company we represent as follows:

the Company understands that it is responsible for the adequacy and accuracy of the disclosure in the registration statement;

the Company understands that staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

that the Company will not assert staff comments as a defense proceeding initiated by the Commission or any other person under the federal securities laws of the United States.

                                                     Very truly yours,


                                                     /s/ Darren Ofsink
                                                     Darren Ofsink